Equity (Details)				1 Months Ended				12 Months Ended
	May 31, 2025	Mar. 21, 2025 shares	Mar. 14, 2024 $ / shares shares	Aug. 31, 2023 shares	Mar. 31, 2023 $ / shares shares	Feb. 28, 2023 USD ($) shares	Feb. 28, 2021 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 10, 2025 USD ($)	May 15, 2025 $ / shares shares	Oct. 31, 2023 USD ($) shares
Equity (Details) [Line Items]
Number of shares issued									266,668
Reserved of common shares								32,277,441
Percentage of issued and outstanding share capital		7.50%
Unallocated pool of shares		8,254,881						8,188,028	1,763,732
Increased unallocated pool of shares								32,277,441
Repricing incremental value (in Dollars) | $								$ 3,425
Percenatge of outstanding common shares								1.00%
Weighted average fair value granted (in Dollars per share) | $ / shares								$ 38.61	$ 51
Percentage of dividend yield								0.00%
Expected volatility period								1 year
Expected term								0.5
Weighted average remaining contractual life								5 years 5 months 23 days	5 years 4 months 24 days
Range of exercise prices for options outstanding (in Dollars per share) | $ / shares								$ 0	$ 64.26
Total investment amount (in Dollars) | $								$ 1,000,000
Converted amount to shares (in Dollars) | $						$ 9,091
Conversion of investment shares						241,212
Investment amount (in Dollars) | $								$ 202,688,000	$ 65,000,000
Purchased preferred shares					200,000
Purchased preferred price per share (in Dollars per share) | $ / shares					$ 52.5
Sale of aggregate shares				5,625,216
Sale common shares issued								5,961,509
General, administrative expenses (in Dollars) | $								$ 10,900,000	$ 1,300,000
Class B Common Shares [Member]
Equity (Details) [Line Items]
Number of shares issued								36,483,122
Number of votes per share								10
Number of shares not to be issued								2,630,552
Class A Common Shares [Member]
Equity (Details) [Line Items]
Number of shares issued								2,201,301			1,788,452
Number of votes per share								1
Number of shares not to be issued								120,606
Aggregate of repurchase (in Dollars) | $										$ 51,100,000
Share repurchase program authorized amount (in Dollars) | $								$ 10,900,000
Top of Range [Member]
Equity (Details) [Line Items]
Exercise price per option (in Dollars per share) | $ / shares			$ 21.56
Percentage of payroll deductions	20.00%
Percentage of discount purchase price								85.00%
Bottom of Range [Member]
Equity (Details) [Line Items]
Exercise price per option (in Dollars per share) | $ / shares			$ 17.5
Percentage of payroll deductions	1.00%
Percentage of discount purchase price								15.00%
Advanced Investment Agreement [Member]
Equity (Details) [Line Items]
Total investment amount (in Dollars) | $							$ 250,000
Initial Public Offering [Member]
Equity (Details) [Line Items]
Unallocated pool of shares								1,189,556
Increased unallocated pool of shares								7,065,325
Sale common shares issued								7,749,961
Proceeds to IPO (in Dollars) | $								$ 378,000,000
New shares issuance related costs (in Dollars) | $								$ 25,100,000
Initial Public Offering [Member] | Class A Common Shares [Member]
Equity (Details) [Line Items]
Number of shares issued											13,711,470
Price per share (in Dollars per share) | $ / shares											$ 52
Over-Allotment Option [Member]
Equity (Details) [Line Items]
Sale common shares issued								13,711,470
Employee Share Option Plan [Member]
Equity (Details) [Line Items]
Weighted average share price options exercised (in Dollars per share) | $ / shares								$ 42.76	$ 27
Common Shares [Member]
Equity (Details) [Line Items]
Number of shares issued								266,668				39,000
Unallocated pool of shares								8,254,881
Purchase of granted shares			2,044,040
Cash (in Dollars) | $												$ 525
Senior Preferred F Shares [Member]
Equity (Details) [Line Items]
Converted amount to shares (in Dollars) | $						$ 240,909
Conversion of investment shares						6,392,084
Investment amount (in Dollars) | $						$ 9,091